UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place, 7th Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: Multiple fiscal year ends

Date of reporting period: July 1, 2015–June 30, 2016

Item 1. Proxy Voting Record

A report may indicate that the Adviser or Subadviser, as the case may be, “did not vote” on a particular proposal. No vote was entered for a proposal where (a) certain restrictions or pre-conditions on voting may, if followed, have adversely affected investment management of the fund’s portfolio holdings, such as “share blocking rules” that prohibit sales during the shareholder solicitation and voting process, (b) potential material conflicts of interest arising from proxy proposals were identified by the Proxy Voting Committee, (c) administrative or operational constraints impeded the ability to cast a timely vote, such as late receipt of proxy voting information, and/or (d) systems or processing errors occurred (including errors by third party vendors).

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04254
Reporting Period: 07/01/2015 - 06/30/2016
Legg Mason Partners Income Trust

================== Western Asset Adjustable Rate Income Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Western Asset California Municipals Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Western Asset Corporate Bond Fund =======================

CITIGROUP INC

Ticker:       C              Security ID:  172967424
Meeting Date: APR 26, 2016   Meeting Type: ANNUAL
Record Date:  FEB 29, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   ELECTION OF DIRECTOR: MICHAEL L. CORBAT FOR       FOR          Management
1B.   ELECTION OF DIRECTOR: ELLEN M. COSTELLO FOR       FOR          Management
1C.   ELECTION OF DIRECTOR: DUNCAN P. HENNES  FOR       FOR          Management
1D.   ELECTION OF DIRECTOR: PETER B. HENRY    FOR       FOR          Management
1E.   ELECTION OF DIRECTOR: FRANZ B. HUMER    FOR       FOR          Management
1F.   ELECTION OF DIRECTOR: RENEE J. JAMES    FOR       FOR          Management
1G.   ELECTION OF DIRECTOR: EUGENE M. MCQUADE FOR       FOR          Management
1H.   ELECTION OF DIRECTOR: MICHAEL E.        FOR       FOR          Management
      O'NEILL
1I.   ELECTION OF DIRECTOR: GARY M. REINER    FOR       FOR          Management
1J.   ELECTION OF DIRECTOR: JUDITH RODIN      FOR       FOR          Management
1K.   ELECTION OF DIRECTOR: ANTHONY M.        FOR       FOR          Management
      SANTOMERO
1L.   ELECTION OF DIRECTOR: JOAN E. SPERO     FOR       FOR          Management
1M.   ELECTION OF DIRECTOR: DIANA L. TAYLOR   FOR       FOR          Management
1N.   ELECTION OF DIRECTOR: WILLIAM S.        FOR       FOR          Management
      THOMPSON, JR.
1O.   ELECTION OF DIRECTOR: JAMES S. TURLEY   FOR       FOR          Management
1P.   ELECTION OF DIRECTOR: ERNESTO ZEDILLO   FOR       FOR          Management
      PONCE DE LEON
2     PROPOSAL TO RATIFY THE SELECTION OF     FOR       FOR          Management
      KPMG LLP AS CITI'S INDEPENDENT
      REGISTERED PUBLIC ACCOUNTING FIRM FOR
      2016.
3     ADVISORY APPROVAL OF CITI'S 2015        FOR       FOR          Management
      EXECUTIVE COMPENSATION.
4     APPROVAL OF AN AMENDMENT TO THE         FOR       FOR          Management
      CITIGROUP 2014 STOCK INCENTIVE PLAN
      AUTHORIZING ADDITIONAL SHARES.
5     APPROVAL OF THE AMENDED AND RESTATED    FOR       FOR          Management
      2011 CITIGROUP EXECUTIVE PERFORMANCE
      PLAN.
6     STOCKHOLDER PROPOSAL REQUESTING A       FOR       FOR          Management
      REPORT DEMONSTRATING THE COMPANY DOES
      NOT HAVE A GENDER PAY GAP.
7     STOCKHOLDER PROPOSAL REQUESTING A       FOR       FOR          Management
      REPORT ON LOBBYING AND GRASSROOTS
      LOBBYING CONTRIBUTIONS.
8     STOCKHOLDER PROPOSAL REQUESTING THAT    FOR       FOR          Management
      THE BOARD APPOINT A STOCKHOLDER VALUE
      COMMITTEE.
9     STOCKHOLDER PROPOSAL REQUESTING AN      FOR       FOR          Management
      AMENDMENT TO THE GENERAL CLAWBACK
      POLICY.
10    STOCKHOLDER PROPOSAL REQUESTING THAT    FOR       FOR          Management
      THE BOARD ADOPT A POLICY PROHIBITING
      THE VESTING OF EQUITY-BASED AWARDS FOR
      SENIOR EXECUTIVES DUE TO A VOLUNTARY
      RESIGNATION TO ENTER GOVERNMENT
      SERVICE.

=================== Western Asset Emerging Markets Debt Fund ===================

AXTEL, S.A.B. DE C.V.

Ticker:       AXTLY          Security ID:  05461Y106
Meeting Date: MAR 28, 2016   Meeting Type: ANNUAL
Record Date:  MAR 14, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
I     DISCUSSION AND, AS THE CASE MAY BE,     N/A       ABSTAIN      Management
      APPROVAL OF THE REPORTS AND OPINION
      REFERRED TO IN ARTICLE 28, SECTION IV
      OF THE SECURITIES MARKET LAW, IN
      CONNECTION WITH THE FISCAL YEAR 2015.
II    PROPOSAL ON THE IMPLEMENTATION OF THE   N/A       ABSTAIN      Management
      RESULTS ACCOUNT FOR THE FISCAL YEAR
      2015.
III   APPOINTMENT OF THE MEMBERS OF THE       N/A       ABSTAIN      Management
      BOARD OF DIRECTORS, AND CHAIRMAN OF
      THE AUDIT AND CORPORATE PRACTICES
      COMMITTEE; DETERMINATION OF THEIR
      REMUNERATION AND RELATED AGREEMENTS.
IV    DESIGNATION OF DELEGATES.               N/A       ABSTAIN      Management
V     PRESENTATION AND, IF APPLICABLE,        N/A       ABSTAIN      Management
      APPROVAL OF THE MINUTE OF THE MEETING.

================== Western Asset Global High Yield Bond Fund ===================

AXTEL, S.A.B. DE C.V.

Ticker:       AXTLY          Security ID:  05461Y106
Meeting Date: MAR 28, 2016   Meeting Type: ANNUAL
Record Date:  MAR 14, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
I     DISCUSSION AND, AS THE CASE MAY BE,     N/A       ABSTAIN      Management
      APPROVAL OF THE REPORTS AND OPINION
      REFERRED TO IN ARTICLE 28, SECTION IV
      OF THE SECURITIES MARKET LAW, IN
      CONNECTION WITH THE FISCAL YEAR 2015.
II    PROPOSAL ON THE IMPLEMENTATION OF THE   N/A       ABSTAIN      Management
      RESULTS ACCOUNT FOR THE FISCAL YEAR
      2015.
III   APPOINTMENT OF THE MEMBERS OF THE       N/A       ABSTAIN      Management
      BOARD OF DIRECTORS, AND CHAIRMAN OF
      THE AUDIT AND CORPORATE PRACTICES
      COMMITTEE; DETERMINATION OF THEIR
      REMUNERATION AND RELATED AGREEMENTS.
IV    DESIGNATION OF DELEGATES.               N/A       ABSTAIN      Management
V     PRESENTATION AND, IF APPLICABLE,        N/A       ABSTAIN      Management
      APPROVAL OF THE MINUTE OF THE MEETING.

--------------------------------------------------------------------------------

CITIGROUP INC

Ticker:       C              Security ID:  172967424
Meeting Date: APR 26, 2016   Meeting Type: ANNUAL
Record Date:  FEB 29, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   ELECTION OF DIRECTOR: MICHAEL L. CORBAT FOR       FOR          Management
1B.   ELECTION OF DIRECTOR: ELLEN M. COSTELLO FOR       FOR          Management
1C.   ELECTION OF DIRECTOR: DUNCAN P. HENNES  FOR       FOR          Management
1D.   ELECTION OF DIRECTOR: PETER B. HENRY    FOR       FOR          Management
1E.   ELECTION OF DIRECTOR: FRANZ B. HUMER    FOR       FOR          Management
1F.   ELECTION OF DIRECTOR: RENEE J. JAMES    FOR       FOR          Management
1G.   ELECTION OF DIRECTOR: EUGENE M. MCQUADE FOR       FOR          Management
1H.   ELECTION OF DIRECTOR: MICHAEL E.        FOR       FOR          Management
      O'NEILL
1I.   ELECTION OF DIRECTOR: GARY M. REINER    FOR       FOR          Management
1J.   ELECTION OF DIRECTOR: JUDITH RODIN      FOR       FOR          Management
1K.   ELECTION OF DIRECTOR: ANTHONY M.        FOR       FOR          Management
      SANTOMERO
1L.   ELECTION OF DIRECTOR: JOAN E. SPERO     FOR       FOR          Management
1M.   ELECTION OF DIRECTOR: DIANA L. TAYLOR   FOR       FOR          Management
1N.   ELECTION OF DIRECTOR: WILLIAM S.        FOR       FOR          Management
      THOMPSON, JR.
1O.   ELECTION OF DIRECTOR: JAMES S. TURLEY   FOR       FOR          Management
1P.   ELECTION OF DIRECTOR: ERNESTO ZEDILLO   FOR       FOR          Management
      PONCE DE LEON
2     PROPOSAL TO RATIFY THE SELECTION OF     FOR       FOR          Management
      KPMG LLP AS CITI'S INDEPENDENT
      REGISTERED PUBLIC ACCOUNTING FIRM FOR
      2016.
3     ADVISORY APPROVAL OF CITI'S 2015        FOR       FOR          Management
      EXECUTIVE COMPENSATION.
4     APPROVAL OF AN AMENDMENT TO THE         FOR       FOR          Management
      CITIGROUP 2014 STOCK INCENTIVE PLAN
      AUTHORIZING ADDITIONAL SHARES.
5     APPROVAL OF THE AMENDED AND RESTATED    FOR       FOR          Management
      2011 CITIGROUP EXECUTIVE PERFORMANCE
      PLAN.
6     STOCKHOLDER PROPOSAL REQUESTING A       FOR       FOR          Management
      REPORT DEMONSTRATING THE COMPANY DOES
      NOT HAVE A GENDER PAY GAP.
7     STOCKHOLDER PROPOSAL REQUESTING A       FOR       FOR          Management
      REPORT ON LOBBYING AND GRASSROOTS
      LOBBYING CONTRIBUTIONS.
8     STOCKHOLDER PROPOSAL REQUESTING THAT    FOR       FOR          Management
      THE BOARD APPOINT A STOCKHOLDER VALUE
      COMMITTEE.
9     STOCKHOLDER PROPOSAL REQUESTING AN      FOR       FOR          Management
      AMENDMENT TO THE GENERAL CLAWBACK
      POLICY.
10    STOCKHOLDER PROPOSAL REQUESTING THAT    FOR       FOR          Management
      THE BOARD ADOPT A POLICY PROHIBITING
      THE VESTING OF EQUITY-BASED AWARDS FOR
      SENIOR EXECUTIVES DUE TO A VOLUNTARY
      RESIGNATION TO ENTER GOVERNMENT
      SERVICE.

--------------------------------------------------------------------------------

JPMORGAN CHASE & CO

Ticker:       JPM            Security ID:  46625H100
Meeting Date: MAY 17, 2016   Meeting Type: ANNUAL
Record Date:  MAR 18, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   ELECTION OF DIRECTOR: LINDA B. BAMMANN  FOR       ABSTAIN      Management
1B.   ELECTION OF DIRECTOR: JAMES A. BELL     FOR       ABSTAIN      Management
1C.   ELECTION OF DIRECTOR: CRANDALL C.       FOR       ABSTAIN      Management
      BOWLES
1D.   ELECTION OF DIRECTOR: STEPHEN B. BURKE  FOR       ABSTAIN      Management
1E.   ELECTION OF DIRECTOR: JAMES S. CROWN    FOR       ABSTAIN      Management
1F.   ELECTION OF DIRECTOR: JAMES DIMON       FOR       ABSTAIN      Management
1G.   ELECTION OF DIRECTOR: TIMOTHY P. FLYNN  FOR       ABSTAIN      Management
1H.   ELECTION OF DIRECTOR: LABAN P.          FOR       ABSTAIN      Management
      JACKSON, JR.
1I.   ELECTION OF DIRECTOR: MICHAEL A. NEAL   FOR       ABSTAIN      Management
1J.   ELECTION OF DIRECTOR: LEE R. RAYMOND    FOR       ABSTAIN      Management
1K.   ELECTION OF DIRECTOR: WILLIAM C. WELDON FOR       ABSTAIN      Management
2     ADVISORY RESOLUTION TO APPROVE          FOR       ABSTAIN      Management
      EXECUTIVE COMPENSATION
3     RATIFICATION OF INDEPENDENT REGISTERED  FOR       ABSTAIN      Management
      PUBLIC ACCOUNTING FIRM
4     INDEPENDENT BOARD CHAIRMAN - REQUIRE    FOR       ABSTAIN      Management
      AN INDEPENDENT CHAIR
5     HOW VOTES ARE COUNTED - COUNT VOTES     FOR       ABSTAIN      Management
      USING ONLY FOR AND AGAINST AND IGNORE
      ABSTENTIONS
6     VESTING FOR GOVERNMENT SERVICE          FOR       ABSTAIN      Management
      -PROHIBIT VESTING OF EQUITY-BASED
      AWARDS FOR SENIOR EXECUTIVES DUE TO
      VOLUNTARY RESIGNATION TO ENTER
      GOVERNMENT SERVICE
7     APPOINT A STOCKHOLDER VALUE COMMITTEE   FOR       ABSTAIN      Management
      - ADDRESS WHETHER DIVESTITURE OF ALL
      NON- CORE BANKING BUSINESS SEGMENTS
      WOULD ENHANCE SHAREHOLDER VALUE
8     CLAWBACK AMENDMENT - DEFER              FOR       ABSTAIN      Management
      COMPENSATION FOR 10 YEARS TO HELP
      SATISFY ANY MONETARY PENALTY
      ASSOCIATED WITH VIOLATION OF LAW
9     EXECUTIVE COMPENSATION PHILOSOPHY -     FOR       ABSTAIN      Management
      ADOPT A BALANCED EXECUTIVE
      COMPENSATION PHILOSOPHY WITH SOCIAL
      FACTORS TO IMPROVE THE FIRM'S ETHICAL
      CONDUCT AND PUBLIC REPUTATION

================== Western Asset Global Strategic Income Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== Western Asset Intermediate Maturity California Municipals  ==========
==========                            Fund                            ==========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========= Western Asset Intermediate Maturity New York Municipals Fund =========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============== Western Asset Intermediate-Term Municipals Fund ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== Western Asset Managed Municipals Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= Western Asset Massachusetts Municipals Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ Western Asset Mortgage Backed Securities Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Western Asset Municipal High Income Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Western Asset New Jersey Municipals Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== Western Asset New York Municipals Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== Western Asset Oregon Municipals Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== Western Asset Pennsylvania Municipals Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ Western Asset Short Duration High Income Fund =================

CITIGROUP INC

Ticker:       C              Security ID:  172967424
Meeting Date: APR 26, 2016   Meeting Type: ANNUAL
Record Date:  FEB 29, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   ELECTION OF DIRECTOR: MICHAEL L. CORBAT FOR       FOR          Management
1B.   ELECTION OF DIRECTOR: ELLEN M. COSTELLO FOR       FOR          Management
1C.   ELECTION OF DIRECTOR: DUNCAN P. HENNES  FOR       FOR          Management
1D.   ELECTION OF DIRECTOR: PETER B. HENRY    FOR       FOR          Management
1E.   ELECTION OF DIRECTOR: FRANZ B. HUMER    FOR       FOR          Management
1F.   ELECTION OF DIRECTOR: RENEE J. JAMES    FOR       FOR          Management
1G.   ELECTION OF DIRECTOR: EUGENE M. MCQUADE FOR       FOR          Management
1H.   ELECTION OF DIRECTOR: MICHAEL E.        FOR       FOR          Management
      O'NEILL
1I.   ELECTION OF DIRECTOR: GARY M. REINER    FOR       FOR          Management
1J.   ELECTION OF DIRECTOR: JUDITH RODIN      FOR       FOR          Management
1K.   ELECTION OF DIRECTOR: ANTHONY M.        FOR       FOR          Management
      SANTOMERO
1L.   ELECTION OF DIRECTOR: JOAN E. SPERO     FOR       FOR          Management
1M.   ELECTION OF DIRECTOR: DIANA L. TAYLOR   FOR       FOR          Management
1N.   ELECTION OF DIRECTOR: WILLIAM S.        FOR       FOR          Management
      THOMPSON, JR.
1O.   ELECTION OF DIRECTOR: JAMES S. TURLEY   FOR       FOR          Management
1P.   ELECTION OF DIRECTOR: ERNESTO ZEDILLO   FOR       FOR          Management
      PONCE DE LEON
2     PROPOSAL TO RATIFY THE SELECTION OF     FOR       FOR          Management
      KPMG LLP AS CITI'S INDEPENDENT
      REGISTERED PUBLIC ACCOUNTING FIRM FOR
      2016.
3     ADVISORY APPROVAL OF CITI'S 2015        FOR       FOR          Management
      EXECUTIVE COMPENSATION.
4     APPROVAL OF AN AMENDMENT TO THE         FOR       FOR          Management
      CITIGROUP 2014 STOCK INCENTIVE PLAN
      AUTHORIZING ADDITIONAL SHARES.
5     APPROVAL OF THE AMENDED AND RESTATED    FOR       FOR          Management
      2011 CITIGROUP EXECUTIVE PERFORMANCE
      PLAN.
6     STOCKHOLDER PROPOSAL REQUESTING A       FOR       FOR          Management
      REPORT DEMONSTRATING THE COMPANY DOES
      NOT HAVE A GENDER PAY GAP.
7     STOCKHOLDER PROPOSAL REQUESTING A       FOR       FOR          Management
      REPORT ON LOBBYING AND GRASSROOTS
      LOBBYING CONTRIBUTIONS.
8     STOCKHOLDER PROPOSAL REQUESTING THAT    FOR       FOR          Management
      THE BOARD APPOINT A STOCKHOLDER VALUE
      COMMITTEE.
9     STOCKHOLDER PROPOSAL REQUESTING AN      FOR       FOR          Management
      AMENDMENT TO THE GENERAL CLAWBACK
      POLICY.
10    STOCKHOLDER PROPOSAL REQUESTING THAT    FOR       FOR          Management
      THE BOARD ADOPT A POLICY PROHIBITING
      THE VESTING OF EQUITY-BASED AWARDS FOR
      SENIOR EXECUTIVES DUE TO A VOLUNTARY
      RESIGNATION TO ENTER GOVERNMENT
      SERVICE.

--------------------------------------------------------------------------------

JPMORGAN CHASE & CO

Ticker:       JPM            Security ID:  46625H100
Meeting Date: MAY 17, 2016   Meeting Type: ANNUAL
Record Date:  MAR 18, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   ELECTION OF DIRECTOR: LINDA B. BAMMANN  FOR       ABSTAIN      Management
1B.   ELECTION OF DIRECTOR: JAMES A. BELL     FOR       ABSTAIN      Management
1C.   ELECTION OF DIRECTOR: CRANDALL C.       FOR       ABSTAIN      Management
      BOWLES
1D.   ELECTION OF DIRECTOR: STEPHEN B. BURKE  FOR       ABSTAIN      Management
1E.   ELECTION OF DIRECTOR: JAMES S. CROWN    FOR       ABSTAIN      Management
1F.   ELECTION OF DIRECTOR: JAMES DIMON       FOR       ABSTAIN      Management
1G.   ELECTION OF DIRECTOR: TIMOTHY P. FLYNN  FOR       ABSTAIN      Management
1H.   ELECTION OF DIRECTOR: LABAN P.          FOR       ABSTAIN      Management
      JACKSON, JR.
1I.   ELECTION OF DIRECTOR: MICHAEL A. NEAL   FOR       ABSTAIN      Management
1J.   ELECTION OF DIRECTOR: LEE R. RAYMOND    FOR       ABSTAIN      Management
1K.   ELECTION OF DIRECTOR: WILLIAM C. WELDON FOR       ABSTAIN      Management
2     ADVISORY RESOLUTION TO APPROVE          FOR       ABSTAIN      Management
      EXECUTIVE COMPENSATION
3     RATIFICATION OF INDEPENDENT REGISTERED  FOR       ABSTAIN      Management
      PUBLIC ACCOUNTING FIRM
4     INDEPENDENT BOARD CHAIRMAN - REQUIRE    FOR       ABSTAIN      Management
      AN INDEPENDENT CHAIR
5     HOW VOTES ARE COUNTED - COUNT VOTES     FOR       ABSTAIN      Management
      USING ONLY FOR AND AGAINST AND IGNORE
      ABSTENTIONS
6     VESTING FOR GOVERNMENT SERVICE          FOR       ABSTAIN      Management
      -PROHIBIT VESTING OF EQUITY-BASED
      AWARDS FOR SENIOR EXECUTIVES DUE TO
      VOLUNTARY RESIGNATION TO ENTER
      GOVERNMENT SERVICE
7     APPOINT A STOCKHOLDER VALUE COMMITTEE   FOR       ABSTAIN      Management
      - ADDRESS WHETHER DIVESTITURE OF ALL
      NON- CORE BANKING BUSINESS SEGMENTS
      WOULD ENHANCE SHAREHOLDER VALUE
8     CLAWBACK AMENDMENT - DEFER              FOR       ABSTAIN      Management
      COMPENSATION FOR 10 YEARS TO HELP
      SATISFY ANY MONETARY PENALTY
      ASSOCIATED WITH VIOLATION OF LAW
9     EXECUTIVE COMPENSATION PHILOSOPHY -     FOR       ABSTAIN      Management
      ADOPT A BALANCED EXECUTIVE
      COMPENSATION PHILOSOPHY WITH SOCIAL
      FACTORS TO IMPROVE THE FIRM'S ETHICAL
      CONDUCT AND PUBLIC REPUTATION

============== Western Asset Short Duration Municipal Income Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== Western Asset Short Term Yield Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Western Asset Short-Term Bond Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== Western Asset Ultra Short Obligations Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By:

/s/ Jane Trust

Jane Trust

President and Chief Executive Officer

Date: August 8, 2016